Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Taxes (Details 2)
Pretax income	$ 2,673,000	$ 3,880,000
Non-deductible penalties and other permanent differences	(430,000)	(177,000)
State taxes (8.84%)	1,116,000	1,374,000
Redetermination of prior year taxes
Enactment of the 2017 Tax Reform Act		(1,941,000)
Change in valuation allowance	(3,359,000)	(3,136,000)
Income Tax Expense (Benefit), Total